Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of assets acquired and liabilities assumed	The following are the key
acquisitions:

Acquisitions in 2025:	Aarna Capital Limited[1,2]	Darton Group Limited	Hamilton Court Group[1]	Agrinvest Commodities	Winterflood Securities
	$m	$m	$m	$m	$m
Initial cash consideration	58.9	—	62.5	18.8	163.3
Withheld consideration	—	—	1.9	—	—
Settlement of pre-existing liability	—	8.7	87.4	—	—
Total consideration	58.9	8.7	151.8	18.8	163.3
Fair value of identifiable net assets:
Intangible assets	18.5	—	15.6	5.9	11.3
Property, plant and equipment	0.3	—	0.6	0.5	8.4
Right of use asset	1.1	—	1.9	—	17.8
Investments	—	—	—	0.1	0.5
Corporate income tax receivable	—	—	—	—	1.3
Trade and other receivables	178.3	7.3	90.4	0.9	1,094.6
Inventory	—	25.9	—	—	—
Equity instruments (unpledged)	—	—	—	—	33.0
Derivative instruments - asset	45.1	—	292.4	—	—
Stock borrowing	—	—	—	—	27.1
Fixed income securities (unpledged)	9.9	—	—	—	7.6
Cash and cash equivalents	74.9	0.3	19.8	1.9	68.3
Trade and other payables	(258.5)	(0.7)	(72.0)	(1.1)	(1,026.7)
Stock lending	—	—	—	—	(44.6)
Short securities	—	—	—	—	(19.2)
Borrowings	—	(20.2)	—	—	—
Lease liability	(1.0)	—	(2.0)	—	(16.8)
Derivative instruments - liability	(38.7)	—	(193.7)	—	—
Corporate tax	(1.0)	(0.3)	(2.4)	—	—
Provisions	—	—	—	—	(1.7)
Deferred tax liability	(1.7)	—	(3.9)	(2.0)	(3.4)
Deferred Compensation	—	—	—	—	(1.7)
Non-controlling interest	—	—	(3.7)	—	—
Total fair value of identifiable assets and liabilities	27.2	12.3	143.0	6.2	155.8
Goodwill / (bargain purchase)	31.7	(3.6)	8.8	12.6	7.5
1.Hamilton Court Group and Aarna Capital Limited - The allocation between goodwill and intangible assets was updated to reflect measurement-period adjustments to the purchase price allocation.
2.Trade and other receivables and trade and other payables include a pre-existing relationship with Marex Financial. This was not included as part of the consideration as these represent on-going intercompany arrangements within the Group and are not considered settlement of a pre-existing relationship.
The impact of the acquisition of the additional interest, as presented within the Statement of the
Changes in Equity, is as follows:

$m
Cash consideration paid to non-controlling shareholders	6.6
Carrying value of the additional interest	(4.3)
Difference recognized in retained earnings	2.3
The following are the key acquisitions:

Acquisitions in 2024:	Pinnacle Fuel LLC	Dropet	ILS Brokers Limited
	$m	$m	$m
Cash consideration	4.0	2.0	5.3
Total consideration	4.0	2.0	5.3
Fair value of identifiable net assets:
Intangible assets	1.5	0.2	1.7
Property, plant and equipment	—	—	0.1
Right of use asset	—	—	0.2
Trade and other receivables	0.8	—	1.1
Cash and cash equivalents	—	—	0.3
Trade and other payables	(0.8)	—	(0.6)
Lease liability	—	—	(0.3)
Deferred tax liability	—	—	(0.3)
Total fair value of identifiable assets and liabilities	1.5	0.2	2.2
Goodwill / (bargain purchase)	2.5	1.8	3.1